Related Parties - Additional Information (Detail) (USD $)	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Resolution
Related Party Transaction [Line Items]
Related party transactions expense recognized on transaction	$ 21,100,000
Lanis
Related Party Transaction [Line Items]
Related party transactions expense recognized on transaction	4,600,000
Predecessor | Allstate Life Insurance Company
Related Party Transaction [Line Items]
Allocated operating expenses		50,100,000	249,700,000	241,800,000
Reinsurance recoverable			14,500,000,000
Predecessor | Lincoln Benefit Reinsurance Company
Related Party Transaction [Line Items]
Reinsurance recoverable			1,900,000
Predecessor | Allstate Corporation
Related Party Transaction [Line Items]
Inter company loan outstanding			0
Predecessor | Allstate Distributors, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Promotion and marketing expense		12,000	71,000	80,000
Predecessor | Allstate Financial Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Commission and other distribution expenses		$ 2,200,000	$ 7,700,000	$ 6,400,000